Share Capital	9 Months Ended
Dec. 31, 2023
Disclosure Of Classes Of Share Capital Abstract
Share Capital [Text Block]

11. Share Capital

Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued

During the nine months ended December 31, 2023 the Company issued a total of 71,429 shares from the exercise of stock options, and 188,819 shares through the Company's ATM. During the nine months ended December 31, 2022, the Company issued a total of 3,322 common shares from the exercise of stock options and 458,404 common shares through the Company's ATM. As at December 31, 2023 and March 31, 2023 the Company had no shares held in escrow. During the nine months ended December 31, 2023, and 2022 the Company recorded $14,904 and $86,005 respectively, in share issuance costs on its Consolidated Condensed Interim Statements of Changes in Equity in regards to the issuance of shares.

At the Market Offering

In September 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time to time, sell common shares of the Company for aggregate gross proceeds of up to US$20,000,000. The base shelf prospectus was filed in October 2021, and was effective for a period of 25 months until November 2023. The Company filed a new base shelf prospectus in January 2024.

The sale of common shares under the prospectus supplement was made through ATM distributions on the NASDAQ stock exchange. During the nine months ended December 31, 2023, the Company sold 188,819 common shares under the ATM program for gross proceeds of $520,892 before transaction fees. The ATM expired in November 2023 due to the expiry of the base shelf prospectus.

The Company incurred approximately $14,904 in professional fees and other direct expenses in connection with the ATM, which was included in share issuance costs for the nine months ended December 31, 2023 ($86,005 - December 31, 2022).